Item 1    Schedule of Investments


 T. Rowe Price Limited-Term Bond Portfolio
 (Unaudited) March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                       $ Par/Shares    Value
 (Amounts in 000s)

 CORPORATE BONDS AND NOTES  47.0%
 Banking and Finance  15.4%
 ABN AMRO Bank (Chicago), 7.25%, 5/31/05               410           413

 AIG Sunamerica Global Financing XII
 144A, 5.30%,5/30/07                                   550           561

 Allstate Financial Global Funding
 144A, 5.25%, 2/1/07                                   500           511

 AT&T Capital, 6.60%, 5/15/05                          195           196

 Bank of America, 5.25%, 2/1/07                        300           306

 Bank of New York, 3.80%, 2/1/08                       250           246

 Bank One, 6.50%, 2/1/06                               300           306

 CIT Group
 4.125%, 2/21/06                                       250           251

 5.50%, 11/30/07                                       500           512

 Citigroup, 4.125%, 2/22/10                            400           391

 Countrywide Home Loans, 4.125%, 9/15/09               350           337

 First Union, 7.55%, 8/18/05                           750           762

 Goldman Sachs Group, VR, 2.685%, 7/2/07               500           501

 HBOS Treasury Services, 144A, 3.125%, 1/12/07         400           395

 Household Finance, 5.75%, 1/30/07                     400           410

 International Lease Finance, 3.75%, 8/1/07            500           492

 Key Bank, 4.412%, 3/18/08                             400           400

 Landwirtschaftliche Rentenbank, 3.875%, 3/15/10       1,000         973

 Marsh & McLennan, 3.625%, 2/15/08                     200           194

 Marshall & Ilsley Bank
 3.80%, 2/8/08                                         500           490

 4.125%, 9/4/07                                        225           224

 Merrill Lynch
 7.00%, 3/15/06                                        275           282

 VR, 4.42%, 3/2/09                                     400           401

 Midland Bank, 7.625%, 6/15/06                         700           730

 Morgan Stanley Dean Witter, 6.10%, 4/15/06            300           307

 Regions Bank, 2.90%, 12/15/06                         470           460

 SLM Corporation, VR, 4.09%, 4/1/09                    750           740

 St. Paul Companies, 5.75%, 3/15/07                    350           359

 Travelers Property Casualty, 3.75%, 3/15/08           265           258

 U.S. Bank, 2.87%, 2/1/07                              400           390

 Wells Fargo, 4.20%, 1/15/10                           850           831

 World Savings Bank, F.S.B., 4.125%, 12/15/09          650           635

                                                                     14,264

 Consumer Products and Services  7.4%
 AOL Time Warner, 6.125%, 4/15/06                      350           357

 Brown-Forman, 2.125%, 3/15/06                         360           354

 Bunge Limited Finance, 4.375%, 12/15/08               450           443

 Chancellor Media, 8.00%, 11/1/08                      400           435

 Clorox, 144A, VR, 3.125%, 12/14/07                    250           250

 Comcast Cable, 8.375%, 5/1/07                         350           378

 Dayton Hudson, 7.50%, 7/15/06 ++                      250           261

 Harrah's Operating, 7.125%, 6/1/07                    400           421

 Home Depot, 3.75%, 9/15/09                            235           228

 IBM, 3.80%, 2/1/08                                    500           494

 Johnson & Johnson, 6.625%, 9/1/09                     850           922

 Jones Apparel Group, 7.875%, 6/15/06                  250           261

 Kroger, 7.80%, 8/15/07                                500           537

 McCormick, 6.40%, 2/1/06                              500           509

 Merck, 2.50%, 3/30/07                                 300           291

 Motorola, 5.80%, 10/15/08                             400           413

 Newell Rubbermaid, 2.00%, 5/1/05                      150           150

 Viacom, 5.625%, 5/1/07                                210           215

                                                                     6,919

 Energy  1.8%
 Amerada Hess, 7.375%, 10/1/09                         400           439

 Devon Energy, 2.75%, 8/1/06                           400           393

 Encana, 4.60%, 8/15/09                                400           400

 Pemex Project Funding Master Trust, 144A, VR
 4.31%, 6/15/10                                        400           410

                                                                     1,642

 Industrial  8.1%
 Alcoa, 4.25%, 8/15/07                                 200           200

 American Honda Finance, 144A, 2.875%, 4/3/06          400           396

 Caterpillar Financial Services, 2.35%, 9/15/06        500           488

 DaimlerChrysler, 4.75%, 1/15/08                       300           300

 Dow Chemical, 7.00%, 8/15/05                          610           618

 Ford Motor Credit
 6.50%, 1/25/07                                        250           253

 VR, 4.00%, 3/21/07                                    150           150

 General Electric, VR, 2.743%, 10/24/05                85            85

 General Electric Capital, 5.00%, 6/15/07              500           508

 General Motors Acceptance Corp., 6.75%, 1/15/06       600           603

 Hertz, VR, 3.40%, 8/5/08                              250           252

 Hutchison Whampoa Finance, 144A, 6.95%, 8/1/07        500           528

 John Deere Capital, 3.90%, 1/15/08                    400           394

 Lubrizol, 4.625%, 10/1/09                             500           492

 MeadWestvaco, 2.75%, 12/1/05                          300           297

 Nissan Motor Acceptance, 144A, 4.625%, 3/8/10         450           446

 Praxair, 6.85%, 6/15/06                               500           503

 Pulte Homes, 4.875%, 7/15/09                          300           300

 Tyco International, 5.80%, 8/1/06                     400           409

 Weyerhaeuser, 6.00%, 8/1/06                           300           307

                                                                     7,529

 Media and Communications  4.0%
 BellSouth, VR, 2.919%, 11/15/07                       300           300

 Cox Enterprises, 144A, 4.375%, 5/1/08                 500           490

 France Telecom, STEP, 7.95%, 3/1/06                   300           309

 News America Holdings, 7.375%, 10/17/08               350           381

 Telecom Italia Capital, 144A, 4.00%, 1/15/10          500           477

 Telefonica Europe, 7.35%, 9/15/05                     250           254

 Telefonos de Mexico, 4.50%, 11/19/08                  365           358

 Telus, 7.50%, 6/1/07                                  400           425

 Verizon Global Funding, 6.125%, 6/15/07               300           311

 Verizon Wireless, 5.375%, 12/15/06                    400           408

                                                                     3,713

 Transportation Services  0.4%
 Union Pacific, 5.75%, 10/15/07                        335           344

                                                                     344

 Utilities  9.9%
 Alabama Power, 3.50%, 11/15/07                        750           736

 Appalachian Power, VR, 3.42%, 6/29/07                 240           240

 CE Electric UK Funding, 144A, 6.995%, 12/30/07        330           343

 Centerpoint Energy, 5.875%, 6/1/08                    300           311

 Consumers Energy, 6.25%, 9/15/06                      130           134

 Dominion Resources
 4.125%, 2/15/08                                       300           297

 7.625%, 7/15/05                                       300           303

 Duke Capital, 4.302%, 5/18/06                         400           400

 Energy East, 5.75%, 11/15/06                          470           481

 Enterprise Products Partners, 4.00%, 10/15/07         250           245

 FirstEnergy, 5.50%, 11/15/06                          290           295

 Niagara Mohawk, 7.75%, 10/1/08                        425           468

 NiSource Finance, VR, 3.43%, 11/23/09                 400           403

 Panhandle Eastern Pipeline, 2.75%, 3/15/07            400           388

 Pepco Holdings, 5.50%, 8/15/07                        500           511

 PG&E, VR, 3.26%, 4/3/06                               207           207

 Pinnacle West Capital, 6.40%, 4/1/06                  500           511

 Progress Energy, 5.85%, 10/30/08                      400           415

 PSEG Power, 6.875%, 4/15/06                           330           339

 Public Service Electric & Gas, 6.25%, 1/1/07          75            78

 Sempra Energy, VR, 3.318%, 5/21/08                    450           451

 Southern California Edison, 8.00%, 2/15/07            131           140

 Texas-New Mexico Power, 6.125%, 6/1/08                350           357

 TXU Energy, 6.125%, 3/15/08                           300           313

 Westar Energy, 7.875%, 5/1/07                         235           251

 Western Power Distribution Holdings, 144A
 6.875%, 12/15/07                                      120           124

 Wisconsin Electric Power, 3.50%, 12/1/07              470           461

                                                                     9,202

 Total Corporate Bonds and Notes (Cost  $43,812)                     43,613

 ASSET-BACKED SECURITIES  9.2%
 Aesop Funding II, Series 2003-5A, Class A1, 144A
 2.78%, 12/20/07                                       500           491

 Bank One Auto Securitization Trust
 Series 2003-1, Class A3, 1.82%, 9/20/07               1,000         989

 BMW Vehicle Owner Trust, Series 2003-A, Class A3
 1.94%, 2/25/07                                        354           353

 Capital Auto Receivables Asset Trust
 Series 2002-2, Class A4, 4.50%, 10/15/07              246           247

 Series 2002-2, Class CERT, 4.18%, 10/15/07            63            63

 Capital One Master Trust, Series 1998-1, Class A
 6.31%, 6/15/11                                        250           264

 Chase Manhattan Auto Owner Trust
 Series 2001-B, Class CTFS, 3.75%, 5/15/08             55            55

 Series 2003-A, Class A4, 2.06%, 12/15/09              1,000         968

 CIT RV Trust, Series 1998-A, Class A4, 6.09%, 2/15/12 14            14

 Citibank Credit Card Issuance Trust, Series 2000-A3,
Class A3, 6.875%, 11/16/09                             400           425

 Harley-Davidson Motorcycle Trust
 Series 2001-1B, Class CTFS, 5.29%, 1/15/09            70            70

 Series 2003-3, Class A2, 2.76%, 5/15/11               300           292

 Series 2003-4, Class A2, 2.69%, 4/15/11               500           491

 Hertz Vehicle Finance, Series 2004-1, Class A2, 144A
 2.38%, 5/25/08                                        900           871

 Honda Auto Receivables Owner Trust, Series 2003-5,
 Class A4, 2.96%, 4/20/09                              500           488

 Hyundai Auto Receivables Trust
 Series 2003-A, Class B, 2.99%, 10/15/10               175           172

 Series 2003-A, Class C, 3.19%, 10/15/10               75            74

 MBNA Credit Card Master Note Trust
 Series 2001-C1, Class C1, VR, 3.86%, 10/15/08         545           549

 Series 2001, Class AA, 5.75%, 10/15/08                725           740

 Reliant Energy Transition Bond Trust, Series 2001-1,
Class A1, 3.84%, 9/15/07                               227           227

 SSB Auto Loan Trust, Series 2002-1
 Class C, 4.13%, 2/15/09                               0             0

 WFS Financial Owner Trust, Series 2004-2, Class C
 3.20%, 11/21/11                                       280           277

 World Financial Network Credit Card Master Trust
 Series 2004-B, Class C, VR, 3.46%, 7/15/10            400           400

 Total Asset-Backed Securities (Cost  $8,641)                        8,520

 NON-U.S. GOVERNMENT MORTGAGE-BACKED
 SECURITIES  7.0%
 Banc of America Commercial Mortgage
 Series 2003-1, Class A1, CMO, 3.878%, 9/11/36         374           361

 Series 2004-6, Class A1, CMO, 3.801%, 12/10/42        183           180

 Bank of America Mortgage Securities
 Series 2003-L, Class 2A2, CMO, VR, 4.288%, 1/25/34    597           593

 Series 2004-A, Class 2A2, CMO, VR, 4.139%, 2/25/34    350           350

 Series 2004-H, Class 2A2, CMO, VR, 4.807%, 9/25/34    747           746

 BankBoston Home Equity Loan Trust, Series 1998-2,
 Class A6, 6.64%, 12/25/28                             352           361

 Bear Stearns Commercial Mortgage Securities, Series
 2004-PWR6 Class A1, CMO, 3.688%, 11/11/41             151           149

 Chase Funding Mortgage Loan, Series 2002-4, Class 2A1
 VR, 3.22%, 10/25/32                                   262           263

 Citigroup Commercial Mortgage Trust, Series 2004-C2,
 Class, A1 CMO, 3.787%, 10/15/41                       120           119

 Credit Suisse First Boston, CMO, 4.609%, 2/15/38      900           895

 DLJ Commercial Mortgage, Series 1999-CG2, Class A1B,
 CMO, 7.30%, 6/10/32                                   375           409

 GMAC Commercial Mortgage Securities, Series 1998-C2
 Class A1 CMO, 6.15%, 5/15/35                          30            30

 Greenwich Capital Commercial Funding, Series 2004-GG1A
 Class A2, CMO, 3.835%, 6/10/36                        635           626

 Morgan Stanley Dean Witter, Series 2002-TOP7, Class
 A1 CMO, 5.38%, 1/15/39                                436           443

 Prudential Securities Secured Financing, Series
 1999-NRF1, Class A1, CMO, 6.074%, 11/1/31             26            26

 Residential Asset Mortgage Products
 Series 2003-RZ2, Class A1, CMO, VR, 3.60%, 4/25/33    282           276

 Series 2004-RZ3, Class AI2, VR, 3.42%, 10/25/27       250           246

 Washington Mutual, Series 2004-AR1, Class A, CMO
 VR, 4.229%, 3/25/34                                   472           458

 Total Non-U.S. Government Mortgage-Backed Securities                6,531
(Cost  $6,669)
 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES  14.6%
 U.S. Government Agency Obligations +/- 13.1%
 Federal Home Loan Mortgage

 5.00%, 10/1 - 11/1/18                                 2,192         2,196

 6.00%, 11/1/11 - 12/1/19                              760           787

 CMO
 4.00%, 1/15/22                                        500           498

 4.105%, 10/27/31                                      114           114

 4.50%, 2/15/13                                        644           648

 5.00%, 1/15/19 - 1/15/28                              2,300         2,312

 6.50%, 8/15/23                                        300           306

 CMO, IO, 4.50%, 5/15/16 - 4/15/18                     493           71

 Federal National Mortgage Assn.
 4.50%, 5/1/18                                         1,220         1,196

 5.00%, 1/1/09 - 11/1/18                               788           790

 5.50%, 5/1/16 - 12/1/34                               1,273         1,293

 6.00%, 1/1/14                                         76            78

 9.00%, 5/1/05                                         0             0
 ARM
 3.82%, 10/1/33                                        842           842

 4.989%, 1/1/34                                        443           446

 CMO
 5.50%, 6/25/10                                        491           500

 9.00%, 1/25/08                                        101           105

                                                                     12,182

 U.S. Government Obligations 1.5%
 Government National Mortgage Assn.

 6.00%, 7/15/16                                        208           217

 6.50%, 5/15/09                                        216           224

 7.00%, 9/15/12 - 4/15/13                              499           528

 8.00%, 5/15/07                                        55            56

 10.00%, 11/15/09 - 4/15/19                            9             10

 CMO, 3.878%, 12/16/19                                 396           388

                                                                     1,423

 Total U.S. Government & Agency Mortgage-Backed
 Securities (Cost  $13,701)                                          13,605
 U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (EXCLUDING MORTGAGE-BACKED)  10.8%
 U.S. Government Agency Obligations +/-  4.7%

 Federal Farm Credit Bank, 1.875%, 1/16/07             2,000         1,928

 Federal Home Loan Mortgage
 2.75%, 3/15/08                                        450           433

 4.875%, 3/15/07                                       570           579

 7.00%, 7/15/05                                        490           495

 Federal National Mortgage Assn., VR, 4.396%, 2/17/09  900           900

                                                                     4,335

 U.S. Treasury Obligations 6.1%

 U.S. Treasury Inflation-Indexed Notes, 1.875%, 1,038 1,056 7/15/13
 U.S. Treasury Notes
 1.50%, 7/31/05                                        1,000         995

 1.625%, 4/30/05                                       3,000         2,997

 4.375%, 5/15/07                                       500           506

 5.75%, 11/15/05                                       150           152

                                                                     5,706

 Total U.S. Government & Agency Obligations
 (excluding Mortgage-Backed) (Cost  $10,056)                         10,041

 OTHER  2.1%
 Inter-American Development Bank, 6.375%, 10/22/07     375           396

 Republic of Italy, 1.65%, 9/15/08 (EUR)               511           687

 United Mexican States, 8.00%, 12/28/06 (MXN)          10,125        879

 Total Other (Cost  $1,960)                                          1,962

 SHORT-TERM INVESTMENTS  7.0%
 Money Market Funds  7.0%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       6,495         6,495

 Total Short-Term Investments (Cost  $6,495)                         6,495

 FORWARD CURRENCY EXCHANGE CONTRACTS  0.0%
 Unrealized Gain (Loss) on Forward Currency Exchange
 Contracts (2)                                                       13

 Total Forward Currency Exchange Contracts                           13

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
 contracts (3)                                                       (20)

 Total Futures Contracts                                             (20)

 Total Investments in Securities
 97.7% of Net Assets (Cost $91,334)                      $           90,760


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 +/-  The issuer is a publicly-traded company that operates
      under a congressional charter; its securities are neither
      issued nor guaranteed by the U.S. government.
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2005.
 +    Affiliated company - See Note 4
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $6,293 and represents 6.8% of net assets
 ARM  Adjustable Rate Mortgage
 CMO  Collateralized Mortgage Obligation
 EUR  Euro
 IO Interest Only security for which the fund receives interest on notional principal (par)
 MXN  Mexican peso
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 USD  U.S. dollar
 VR Variable Rate; rate shown is effective rate at period-end

 (3) Open Futures Contracts at March  31, 2005 were as follows:
 ($ 000s)

                                                       Contract    Unrealized
                                         Expiration       Value    Gain (Loss)
 Short, 50 U.S. Treasury five year
 contracts, $50 par of 7.50% Dayton
 Hudson Bonds pledged as initial margin        6/05    $ (5,355)   $         7

 Net payments (receipts) of variation
 margin to date                                                           (27)

 Variation margin receivable
 (payable)on open futures contracts                                $      (20)

(2) Open Forward Currency Exchange Contracts at March 31, 2005 were as follows:
Amounts in (000s)
                                                                    Unrealized
Counterparty       Settlement  Receive          Deliver            Gain (Loss)
Morgan Stanley     6/1/05      USD 701          EUR 530             $       13

Net unrealized gain (loss) on open
forward currency exchange contracts                                 $       13


 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Limited-Term Bond Portfolio
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Limited-Term Bond Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income consistent with moderate fluctuations in principal value. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities. Unrealized gains or losses on forward currency exchange contracts are included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts
The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $91,333,000. Net unrealized loss aggregated $546,000 at period-end, of which $545,000 related to appreciated investments and $1,091,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $50,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $6,495,000 and $10,985,000, respectively. For the three months ended March 31, 2005, total realized gain/loss on all affiliated companies was $0.



 T. Rowe Price Prime Reserve Portfolio
 Unaudited                                                      March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                         $ Par         Value
 (Amounts in 000s)

 BANK NOTES  4.1%
 Harris Trust & Savings Bank, 2.67%, 4/7/05            500           500

 U.S. Bank, 2.09%, 4/26/05                             250           250

 World Savings Bank, 2.59%, 4/1/05                     300           300

 Total Bank Notes (Cost  $1,050)                                     1,050

 CERTIFICATES OF DEPOSIT - DOMESTIC *  4.3%
 Branch Banking & Trust, 2.65%, 4/13/05                300           300

 First Tennessee Bank, 2.79%, 4/21/05                  500           500

 Treasury Bank, VR, 2.91%, 2/23/06                     300           300

 Total Certificates of Deposit - Domestic *
 (Cost  $1,100)                                                      1,100
 CERTIFICATES OF DEPOSIT - YANKEE ++  11.4%
 Calyon, 2.75%, 5/6/05                                 500           500

 Canadian Imperial Bank of Commerce, 2.91%, 5/31/05    500           500

 Credit Suisse First Boston, 2.83%, 5/16/05            500           500

 Natexis Banques Populaires, 2.79%, 5/3/05             500           500

 Rabobank Nederland, 3.39%, 12/15/05                   250           250

 Royal Bank of Canada, 2.92%, 5/31/05                  400           400

 Svenska Handelsbanken, 2.80%, 5/3/05                  275           275

 Total Certificates of Deposit - Yankee ++
 (Cost $2,925)                                                       2,925
 COMMERCIAL PAPER  30.2%
 ANZ ( Delaware), 2.77%, 5/9/05                        250           249

 Caisse D Amortissement, 2.50%, 4/29/05                500           499

 CBA Finance (Delaware)
 2.80%, 4/11 - 4/14/05                                 300           300

 2.85%, 5/17/05                                        300           299

 Danske Bank, 2.86%, 5/9/05                            100           100

 FCAR Owner Trust, 2.78%, 5/5/05                       500           499

 General Electric Capital, 2.91%, 5/23/05              300           299

 HBOs Treasury Services
 2.65%, 4/12/05                                        250           250

 2.85%, 5/16/05                                        400           398

 ING Funding, 2.80%, 4/5/05                            100           100

 Links Finance, 144A, 2.54%, 4/8/05                    250           250

 National Rural Utilities, 2.75%, 4/19/05              300           299

 New York State Power Auth., 2.88%, 5/18/05            200           199

 New York Times, 2.80%, 4/27/05                        400           399

 Nordea North America, 2.85%, 5/16/05                  153           152

 Oesterreichische Kontrollbank
 2.76%, 4/5/05                                         500           500

 2.78%, 5/2/05                                         500           499

 Province of Quebec, 2.80%, 5/6/05                     500           499

 Shell Finance (U.K.), 2.77%, 4/5/05                   1,000         1,000

 Svenska Handelsbanken, 2.80%, 4/26/05                 200           200

 UBS Finance (Delaware)
 2.55%, 4/27/05                                        250           250

 2.65%, 4/18/05                                        500           499

 Total Commercial Paper (Cost  $7,739)                               7,739

 COMMERCIAL PAPER - 4(2)  36.3%
 Allied Irish Banks, 2.65%, 4/1/05                     500           500

 Atlantic Asset Securitization, 2.72%, 4/12/05         600           599

 Citibank Credit Card Issuance Trust
 2.75%, 5/4/05                                         500           499

 2.85%, 6/1/05                                         500           497

 Discover Card Master Trust I, 3.00%, 6/20/05          750           745

 Fairway Finance
 2.80%, 4/20 - 4/26/05                                 1,000         998

 Falcon Asset Securitization, 2.79%, 4/20/05           500           499

 Ford Credit Floorplan Master Owner Trust, 2.66%,      500           500
4/6/05
 Grampian Funding, 2.93%, 5/31/05                      500           498

 K2 (U.S.A), 2.75%, 5/4/05                             375           374

 MBNA Master Credit Card Trust II, 2.67%, 4/7/05       500           500

 Park Avenue Receivables, 2.80%, 4/21/05               700           699

 Preferred Receivables Funding, 2.79%, 4/21/05         300           300

 Sigma Finance, 2.65%, 4/12/05                         600           599

 Total Fina Elf Capital, 2.80%, 4/11/05                311           311

 Tulip Funding, 2.80%, 4/28/05                         500           499

 Yorktown Capital, 2.79%, 4/20/05                      700           699

 Total Commercial Paper - 4(2) (Cost  $9,316)                        9,316

 MEDIUM-TERM NOTES  8.8%
 GE Capital, VR
 2.86%, 5/9/06                                         100           100

 2.93%, 5/17/06                                        100           100

 Goldman Sachs Group, VR, 144A, 2.76%, 4/30/06         400           400

 International Lease Finance
 4.375%, 12/15/05                                      250           252

 VR, 3.17%, 8/8/05                                     250           250

 Merrill Lynch, VR, 3.40%, 6/13/05                     150           150

 Morgan Stanley, VR, 2.81%, 5/15/06                    500           500

 Nationwide Building, VR, 144A, 2.75%, 5/6/05          500           500

 Total Medium-Term Notes (Cost  $2,252)                              2,252

 MUNICIPAL SECURITIES  2.6%
 Texas, Veterans Housing, VRDN (Currently 2.80%)       670          670

 Total Municipal Securities (Cost  $670)                            670

 U.S. GOVERNMENT AGENCY OBLIGATIONS +/- 0.8%
 Federal Home Loan Bank, 1.55%, 5/4/05                 200          200

 Total U.S. Government Agency Obligations +/-
(Cost $200)                                                         200
 Total Investments in Securities
 98.5% of Net Assets (Cost $25,252)                    $             25,252


 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Domestic certificates of deposit are issued by
      domestic branches of U.S. banks
 +/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
 ++   Yankee certificates of deposit are issued by U.S.
      branches of foreign banks
 144A Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $1,150 and represents 4.5% of net assets
 4(2) Commercial paper exempt from registration under Section 4(2) of the
      Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $9,316 and represents 36.3% of net assets
 VR   Variable Rate; rate shown is effective rate at period-end
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Prime Reserve Portfolio
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Prime Reserve Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $25,252,000. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005